Other Non-Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-Financial Liabilities [Abstract]
Summary of Other Non-Financial Liabilities

(in millions €)	December 31, 2025	December 31, 2024
Liabilities to employees	128.9	99.8
Government and similar grants	108.8	85.2
Liabilities from share-based payment arrangements	47.3	26.6
Liabilities from wage taxes and social securities expenses	39.6	22.7
Other	17.3	22.6
Total	341.9	256.9
Total current	237.7	169.4
Total non-current	104.2	87.5